Note 9 - Noncontrolling Interest (Details Textual) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 30, 2015	Dec. 17, 2012	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Proceeds from Issuance or Sale of Equity						$ 750,000
Consulting Services, Monthly Payment	$ 23,438
Consulting Services, Period of Services	4 years
Net Income (Loss) Attributable to Noncontrolling Interest			$ (63,256)	$ (66,972)	(234,604)	(21,054)
Clyra Medical Technology Inc [Member]
Sale of Stock, Percentage of Ownership after Transaction	54.00%
Clyra Medical Technology Inc [Member]
Investment Owned, Balance, Shares		7,500
Preferred Stock, Dividend Rate, Percentage	8.00%
Preferred Shares Dividend, Period	5 years
Dividends Payable			75,000		60,000
Net Income (Loss) Attributable to Noncontrolling Interest			$ 137,082		$ 508,414	$ 115,859
Clyra Medical Technology Inc [Member] | Series A Preferred Stock [Member] | Sanatio [Member]
Sale of Stock, Number of Shares Issued in Transaction	9,830
Proceeds from Issuance or Sale of Equity	$ 750,000
Clyra Medical Technology Inc [Member] | Each of 3 Individuals [Member]
Stock Issued During Period, Shares, New Issues		1,500
Sanatio [Member] | Clyra Medical Technology Inc [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	40.00%